Principal accounting policies - Sales and marketing expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Principal accounting policies
Advertising expenses	$ 2,997	$ 6,769	$ 10,458